PROPERTY, PLANT AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 15,611,103,021		¥ 12,899,352,492
Less: Accumulated depreciation	(3,863,719,503)		(3,497,199,736)
Subtotal	11,747,383,518		9,402,152,756
Construction in progress	708,060,041		806,051,793
Net Value	12,455,443,559		10,208,204,549		$ 1,908,880,239
Depreciation of property, plant and equipment	1,160,851,059	$ 177,908,208	737,584,653	¥ 802,022,200
Receivables Related To Disposal Of Property, Plant And Equipment	609,563,969		269,221,102	198,818,135
Gain (Loss) on Disposition of Property Plant Equipment	428,115,147	$ 65,611,517	67,953,732	48,168,035
Property, plant and equipment impairment	20,387,207		68,262,038	¥ 14,548,043
Pledged property, plant and equipment	3,257,095,969		2,158,435,628
Pledged property, plant and equipment as collateral	340,891,652		556,890,574
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,396,121,001		3,567,558,224
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	10,322,000,488		8,785,627,088
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	58,256,515		45,116,481
Furniture, fixture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 834,725,017		¥ 501,050,699